Loans and borrowings (Details 4) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	₨ 3,800	₨ 3,800
Rupee term loan from bank	0	0
Obligations under leases	4,921	3,497
Less: Finance component	(1,803)	(734)
Borrowings	8,721	7,297
Finance Component	(1,803)	(734)
Gross carrying amount [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	3,800	3,800
Obligations under leases	6,724	4,231
Borrowings	10,524	8,031
Less than 1 year [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	1,104	1,529
Borrowings	1,104	1,529
1-2 years [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	3,800	0
Obligations under leases	911	910
Borrowings	4,711	910
2-3 years [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	3,800
Obligations under leases	840	491
Borrowings	840	4,291
3-4 years [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	594	391
Borrowings	594	391
4-5 years [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	539	201
Borrowings	539	201
Thereafter [member]
Disclosure of Contractual maturities of Long Term Borrowings [Line Items]
Non-convertible debentures	0	0
Obligations under leases	2,736	709
Borrowings	₨ 2,736	₨ 709